Label	Element	Value
MassMutual Premier Core Bond Fund
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MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
Supplement dated May 3, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements.It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective May 1, 2021, Baring International Investment Limited will be added as sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, and MassMutual Premier Diversified Bond Fund (the “Funds”).

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Core Bond Fund
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Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Core Bond Fund found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 20 to 21:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the subadviser, Barings LLC, or sub-subadviser, Baring International Investment Limited (together with Barings, LLC, “Barings”)). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Barings considers that doing so would be consistent with the Fund’s investment objective.

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Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Core Bond Fund found in the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 21:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.